Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments
24 Share-based payments

Accounting policy:

The fair value of share-based compensation benefits, on the grant date, is recognized as a personnel expense, with a corresponding increase in shareholders’ equity, over the period in which employees irrevocably acquire the right to the benefits (vesting period), proportionally to the time elapsed.

The amount recognized as an expense is adjusted to reflect the number of shares for which the service conditions and non-market-based vesting conditions are expected to be met. Thus, the amount finally recognized as an expense is based on the number of shares that actually meet these conditions at the vesting date. For non-vesting share-based payment benefits, the fair value at the grant date already incorporates these characteristics, and there are no subsequent adjustments arising from differences between expected and actually granted benefits.

The fair value of the amount payable to employees for share appreciation rights (stock appreciation rights - "SARs"), when settled in cash, is recognized as an expense, with a corresponding increase in liabilities, over the fiscal year in which employees irrevocably acquire the right to receive them. The liability is revalued at each balance sheet date and at the settlement date, basis on the fair value of the stock appreciation rights. Changes resulting from this revaluation are recognized in profit or loss as personnel expenses.

As of December 31, 2025, the Company has the following share-based payment arrangements:

Programs granted up to December 31, 2024 and still in force

•Granting of shares (settled in shares), without lock-up period, with delivery of shares at the end of the 5-year vesting period, conditional only on maintaining the employment relationship (service condition).

•Granting of shares (settled in shares), without lock-up period, with delivery of shares during or at the end of a 3 to 5years vesting period, subject to:

i.Part of the options for maintaining the employment relationship (service condition); and

ii.Part of achieving each of the metrics that make up the performance goals (performance conditions).

•A share-based compensation plan (cash-settled) in which beneficiaries are allocated a specific number of units referenced to a theoretical share price calculated basis on Cosan's consolidated EBITDA for each year. The units will be paid upfront, subject to the fulfillment of contractual conditions, with a vesting period of 3 to 5 years. Payments occur at the end of each cycle (3 to 5 years after the grant date), basis on the converted reference share value at that time.

Grants made in 2025

In the year ended December 31, 2025, the following share-based payments Program was established:

Program	Conditions for vesting
Invest Cosan 2025	Grant: July 31, 2025.

Cosan Invest 2025 Program, awarded on July 31, 2025. The incentive program is conditional on retention and performance actions. Of the total actions in the program, 50% are related to length of service (service condition) for a period of 3 years. The remaining 50% of the program is related to performance targets, requiring the achievement of specific metrics that can vary from 0% to 150%.

Invest Cosan 2025	Grant: November 10, 2025.

Cosan Invest Program 2025, awarded on November 10, 2025. The incentive program is conditional upon retention actions. The total number of actions in the program are related to length of service (service condition) for a period of 6 months.

Phantom Shares 2025 Moove Program	Grant: July 31, 2025.

The incentive program is conditional upon length of service and tied to the occurrence of a liquidity event defined in the program (performance conditions). The options granted to participants may only be exercised after they become vested options, and the maximum term for exercising the Options will be 6 (six) years from the date of grant.

Invest 2025 Program – Rumo	Grant: October 10, 2025.

Stock option programs, without lock-up, with delivery of shares at the end of the three-year vesting period, conditioned on i) part of the options being contingent upon maintaining the employment relationship (service condition) and ii) part upon achieving each of the metrics that make up the performance targets (performance conditions), with the number of performance options granted varying between 0% and 200% depending on performance.

Phantom shares - Compass	Grant: August 1, 2025.
Phantom share plan that provides for the granting of share appreciation rights (“SARs”). SARs offer the opportunity to receive a cash payment equal to the fair value of Compass common share.

			Number of shares
Award Type / Award Date	Company	Life expectancy (months)	Grants under plans	Exercised / Canceled / transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2020	Cosan S.A.	60	68,972	(68,972)	—	20.93
07/31/2021 - Invest I	Cosan S.A.	36	424,839	(424,839)	—	24.38
09/10/2021 - Invest II	Cosan S.A.	48	5,283,275	(5,283,275)	—	22.24
10/11/2021 - Invest III	Cosan S.A.	60	806,752	(566,287)	240,465	23.20
07/31/2022 - Invest I	Cosan S.A.	36	846,506	(846,506)	—	18.74
11/22/2022 - Invest Partners	Cosan S.A.	60	377,173	(192,869)	184,304	17.14
01/30/2023 - Invest Partners	Cosan S.A.	36	12,472,325	(7,864,867)	4,607,458	15.26
07/31/2023 - Invest Cosan I - Regular	Cosan S.A.	36	1,047,845	(478,677)	569,168	17.53
12/01/2023 - Invest Cosan III - Associates	Cosan S.A.	60	546,734	(119,209)	427,525	17.68
01/30/2024 - Invest Partners	Cosan S.A.	12	2,322,324	(2,322,324)	—	18.18
07/31/2024 - Program Invest Cosan 2024	Cosan S.A.	36	1,428,479	(308,634)	1,119,845	13.54
07/31/2025 - Program Invest Cosan 2025	Cosan S.A.	36	2,644,661	(214,838)	2,429,823	7.28
11/10/2025 - Program Invest Cosan 2025	Cosan S.A.	6	2,722,482	—	2,722,482	5.00
			30,992,367	(18,691,297)	12,301,070

11/20/2024 - Program SOP 2024	Moove	72	610,940	(610,940)	—	50.05
			610,940	(610,940)	—

11/11/2020	Rumo S.A.	60	776,142	(776,142)	—	20.01
05/05/2021	Rumo S.A.	60	1,481,000	(1,481,000)	—	20.84
09/01/2022	Rumo S.A.	36	1,781,640	(1,781,640)	—	20.36
09/06/2023	Rumo S.A.	36	1,724,867	(277,097)	1,447,770	21.86
08/22/2024	Rumo S.A.	36	2,433,432	(134,748)	2,298,684	23.37
10/01/2025	Rumo S.A.	36	2,350,620	(9,093)	2,341,527	15.74
			10,547,701	(4,459,720)	6,087,981
Share-based compensation plan (settled in cash)
07/31/2019 - Invest I	Moove	60	132,670	(132,670)	—	50.79
07/31/2020 - Invest II	Moove	60	106,952	(106,952)	—	61.89
07/31/2021 - Invest III	Moove	36	80,729	(80,729)	—	102.73
07/31/2022 - Invest IV	Moove	36	77,967	(77,967)	—	135.05
07/31/2023 - Invest V	Moove	36	82,204	(7,228)	74,976	150.98
07/31/2024 - Invest VI	Moove	36	61,372	(2,178)	59,194	234.43
07/31/2025 - Invest VII	Moove	36	61,666	(220)	61,446	283.02
08/01/2023	Compass	36	331,211	(67,962)	263,249	34.12
08/01/2024	Compass	36	376,495	(24,579)	351,916	42.21
11/01/2024	Compass	33	16,969	(4,112)	12,857	42.21
08/01/2025	Compass	36	424,508	(12,901)	411,607	41.92
			1,752,743	(517,498)	1,235,245
Total			43,903,751	(24,279,455)	19,624,296

a) Reconciliation of outstanding share options

The change in number of share is as follows:

Consolidated
Balance as of January 1, 2024	31,557,498
Granted	6,856,907
Addition of shares	605,005
Exercised/cancels/other	(22,394,499)
Balance as of December 31, 2024	16,624,911
Granted	8,203,937
Addition of shares (i)	5,377
Exercised/cancels/other	(5,209,929)
Balance as of December 31, 2025	19,624,296

(i)	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the company to its shareholders between the date of the grant and the end of said vesting exercise.

b) Fair value measurement

The weighted average fair value of the programs granted during December 31, 2025 and 2024 and the main assumptions used in applying the Black-Scholes and Binominal model were as follows:

		Average market price on the grant date	Interest rate	Volatility
Cosan S.A.	12/31/2025	6.14	N/A	N/A
	12/31/2024	13.54	N/A	N/A

Compass	12/31/2025	41.92	N/A	N/A
	12/31/2024	45.29	N/A	N/A

Rumo(i)	12/31/2025	15.74	10.41%	25.84%
	12/31/2024	23.37	10.41%	25.84%

Moove(ii)	12/31/2025	283.02	4.05%	42.85%
	12/31/2024	66.97	4.05%	42.85%

Volatility was determined using the following methodology:

(i) For publicly traded shares, based on the historical volatility of the share price over the thirty days preceding the grant date.

(ii)For non-publicly traded shares, such as those of Moove, based on the historical volatility of the controlling company’s share price over a period proportional to the term of the plan.

c) Expenses recognized in profit or loss

Share-based compensation expenses included in the statement of profit or loss for the year ended December 31, 2025, were R$ 71,725 (R$ 65,901 as of December 31, 2024).